Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 35,870,781	$ 35,052,335
Additions	2,108,539	4,621,821
Depreciation	(1,620,185)	(1,650,450)
Disposals and transfers to held for sale	(169,503)	(1,940,133)
Transfers to investment in finance and sales-type leases, net/other assets	(46,623)	(143,409)
Impairment (Note 22)	(986,559)	(69,383)	$ (39,318)
Net book value at end of period	35,156,450	35,870,781	$ 35,052,335
Accumulated depreciation and impairment as of December 31, 2020 and 2019, respectively	$ (9,825,647)	$ (7,526,636)